Income Tax	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Income Tax [Abstract]
INCOME TAX
7.	INCOME TAX

Tax on losses have been calculated at the rates of tax prevailing in the countries/jurisdictions in which the Group operates.

	For the six months ended June 30,
	2024	2023
	(Unaudited)	(Unaudited)
	US$	US$

Current
Charge for the period	57,256	34,352
Deferred	203	-

Total tax expense for the period	57,459	34,352

9.	INCOME TAX

The applicable corporate income tax rates for Hong Kong, Singapore, Philippines, Taiwan and Malaysia subsidiaries are 16.5%, 17%, 20% to 25%, 20% and 24%, respectively for the years ended December 31, 2023, 2022 and 2021. Tax on losses have been calculated at the rates of tax prevailing in the countries/jurisdictions in which the Group operates.

	2023	2022	2021
	US$	US$	US$
Current
Charge for the year	64,343	28,516	26,647
Overprovision in prior years	-	-	(26,778)
Deferred (note 24)	(1,360)	(280,295)	(38,042)

Income tax expense/(credit) for the year	62,983	(251,779)	(38,173)

A reconciliation of the tax expense/(credit) applicable to loss before tax at the statutory tax rate for the countries/jurisdictions in which the Group’s operations are domiciled to the tax credit at the Group’s effective tax rate is as follows:

	2023	2022	2021
	US$	US$	US$
Loss before tax	(172,537,530)	(49,693,594)	(30,970,178)
Tax credit at the domestic rates applicable to losses in the countries/jurisdictions where the Group operates	(3,809,856)	(7,164,497)	(5,220,261)
Income not subject to tax	(180,380)	(134,867)	(13,785)
Expenses not deductible for tax	1,511,627	4,606,490	2,883,631
Adjustments in respect of current tax of previous periods	-	-	(26,778)
Tax losses and deductible temporary differences not recognized	2,771,027	2,448,213	2,453,971
Tax losses and deductible temporary differences utilized from previous periods	(282,239)	(4,352)	(118,103)
Others	52,804	(2,766)	3,152

Income tax expense/(credit) at the Group’s effective tax rate	62,983	(251,779)	(38,173)

At the end of the reporting period, the Group had unused tax losses of US$62,470,655 (2022: US$58,224,610; 2021: US$70,645,159), subject to the agreement by the relevant tax authorities, that are available for offsetting against future taxable profits of the entities in which the losses arose, of which, an aggregate amount of US$32,753,721 (2022: US$26,692,435; 2021: US$38,395,574) are available indefinitely and the remaining will expire between one to ten years. The Group had deductible temporary differences of US$18,659,174 (2022: US$9,811,082 ; 2021: US$9,930,252) at the end of the reporting period. Deferred tax assets have not been recognized in respect of these losses and deductible temporary differences as they have mainly arisen in entities that have been loss-making and, in the opinion of management, it is currently not considered probable that taxable profits will be available against which the tax losses can be utilized.

At the end of the reporting period, no deferred tax has been recognized for withholding taxes of the Group’s subsidiaries established in certain jurisdictions with relevant tax laws and regulations. In the opinion of the directors, it is not probable that these subsidiaries will distribute such earnings in the foreseeable future. The aggregate amount of temporary differences associated with investments in subsidiaries in these jurisdictions amounted to US$363,858 (2022: US$379,325; 2021: US$328,824), for which deferred tax liabilities of US$2,292 (2022: US$5,316; 2021: US$1,247) have not been recognized at December 31, 2023.